Segments - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) segment business_unit	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of operating segments [line items]
Number of segments | segment	4
Profit from continuing operations before tax	£ 2,100	£ 1,874	£ 1,888
Retail and Business Banking
Disclosure of operating segments [line items]
Number of business units | business_unit	2
Corporate & Commercial Banking | Minimum
Disclosure of operating segments [line items]
Customers, annual turnover	£ 2
Corporate & Commercial Banking | Maximum
Disclosure of operating segments [line items]
Customers, annual turnover	500
Corporate & Investment Banking
Disclosure of operating segments [line items]
Customers, annual turnover	£ 500